                      MERRILL LYNCH LIFE INSURANCE COMPANY
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C

                     ML LIFE INSURANCE COMPANY OF NEW YORK
               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C

                      SUPPLEMENT DATED SEPTEMBER 29, 2006
                                     TO THE
                         PROSPECTUSES DATED MAY 1, 2006
                                      FOR
                        MERRILL LYNCH CONSULTS ANNUITY(SM)

This supplement describes a change to the investment adviser or subadviser and to the names of certain funds available under the variable annuity contracts listed above (the "Contracts") issued by Merrill Lynch Life Insurance Company or ML Life Insurance Company of New York. Please retain this supplement with your Prospectus for future reference.

Effective on October 2, 2006, the names of the funds listed below will change. In addition, the investment adviser for the BlackRock Money Market V.I. Fund (formerly, Mercury Domestic Money Market V.I. Fund) is changed from Merrill Lynch Investment Managers, L.P. to BlackRock Advisors, LLC and the subadviser for the BlackRock Fixed-Income Portfolio (formerly, Roszel/MLIM Fixed-Income Portfolio) and the Roszel/BlackRock Relative Value Portfolio (formerly, Roszel/MLIM Relative Value Portfolio) is changed from Merrill Lynch Investment Managers, L.P. to BlackRock Investment Management, LLC. In addition, each fund listed below is sub-advised by one of the BlackRock affiliates listed below. The investment objectives of these Funds remain unchanged.


                                                                                                 INVESTMENT
      PREVIOUS NAME                                    NEW NAME                           ADVISER(S)/SUBADVISER(S)
------------------------------------------------------------------------------------------------------------------------
FAM VARIABLE SERIES FUNDS, INC.         BLACKROCK VARIABLE SERIES FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------
Mercury Domestic Money                  BlackRock Money Market V.I.                    BlackRock Advisors, LLC/
Market V.I. Fund                        Fund                                           BlackRock Institutional
                                                                                       Management Corporation
------------------------------------------------------------------------------------------------------------------------
MLIG VARIABLE INSURANCE TRUST           MLIG VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------
Roszel/MLIM Fixed-Income                Roszel/BlackRock Fixed-                        Roszel Advisors,
Portfolio                               Income Portfolio                               LLC/BlackRock Investment
                                                                                       Management, LLC
------------------------------------------------------------------------------------------------------------------------
Roszel/MLIM Relative Value              Roszel/BlackRock Relative                      Roszel Advisors, LLC/
Portfolio                               Value Portfolio                                BlackRock Investment
                                                                                       Management, LLC



Merrill Lynch owns approximately 49% of BlackRock, Inc. whose affiliate companies (collectively, "BlackRock") manage BlackRock mutual funds and other asset management products and services. Because BlackRock is an affiliate of Merrill Lynch, management and employees of BlackRock may be provided a level of access to Merrill Lynch and related information that is not available to affiliates of funds sponsored, managed, or distributed by other



                                                              Code:  101760-0906
asset management companies. Such access and information may include, but are not limited to: the ability to meet with Merrill Lynch Financial Advisors with greater frequency; participation in or access to Merrill Lynch management and Financial Advisor strategy and sales meetings, educational and recreational events, and communications media; and featured placement in Merrill Lynch internal and external websites, workstations and other marketing and sales tools, strategies, and materials.

Merrill Lynch may receive more economic benefits with respect to funds sponsored, managed and/or distributed by companies such as BlackRock in which Merrill Lynch has an economic interest as those companies receive compensation for providing investment advisory, administrative, transfer agency, distribution or other services to such funds.


                                  *    *    *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 for Contracts issued by Merrill Lynch Life Insurance Company or (800) 333-6524 for Contracts issued by ML Life Insurance Company of New York, or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.